Financial Instruments	12 Months Ended
Mar. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Financial Instruments

2.3 Financial instruments

Accounting policy

2.3.1 Initial recognition

The Group recognizes financial assets and financial liabilities when it becomes a party to the contractual provisions of the instrument. All financial assets and liabilities are recognized at fair value on initial recognition, except for trade receivables which are initially measured at transaction price. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities which are not at fair value through profit or loss are added to the fair value on initial recognition. Regular way purchase and sale of financial assets are accounted for at trade date.

2.3.2 Subsequent measurement

a. Non-derivative financial instruments

(i) Financial assets carried at amortized cost

A financial asset is subsequently measured at amortized cost if it is held within a business model whose objective is to hold the asset in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

(ii) Financial assets at fair value through other comprehensive income (FVOCI)

A financial asset is subsequently measured at fair value through other comprehensive income if it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. The Group has made an irrevocable election for its investments which are classified as equity instruments to present the subsequent changes in fair value in other comprehensive income based on its business model.

(iii) Financial assets at fair value through profit or loss (FVTPL)

A financial asset which is not classified in any of the above categories are subsequently fair valued through profit or loss.

(iv) Financial liabilities

Financial liabilities are subsequently carried at amortized cost using the effective interest method, except for contingent consideration and financial liability under option arrangements recognized in a business combination which is subsequently measured at fair value through profit or loss.

b. Derivative financial instruments

The Group holds derivative financial instruments such as foreign exchange forward and option contracts to mitigate the risk of changes in exchange rates on foreign currency exposures. The counterparty for such contracts is generally a bank.

(i) Financial assets or financial liabilities, at fair value through profit or loss

This category includes derivative financial assets or liabilities which are not designated as hedges.

Although the Group believes that these derivatives constitute hedges from an economic perspective, they may not qualify for hedge accounting under IFRS 9, Financial Instruments. Any derivative that is either not designated a hedge, or is so designated but is ineffective as per IFRS 9, is categorized as a financial asset or financial liability, carried at fair value through profit or loss.

Derivatives not designated as hedges are recognized initially at fair value and attributable transaction costs are recognized in net profit in the statement of comprehensive income when incurred. Subsequent to initial recognition, these derivatives are measured at fair value through profit or loss and the resulting exchange gains or losses are included in other income. Assets/ liabilities in this category are presented as current assets/current liabilities if they are either held for trading or are expected to be realized within 12 months after the balance sheet date.

(ii) Cash flow hedge

The Group designates certain foreign exchange forward and options contracts as cash flow hedges to mitigate the risk of foreign exchange exposure on highly probable forecast cash transactions.

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and accumulated in the cash flow hedging reserve. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in the net profit in the statement of comprehensive income. If the hedging instrument no longer meets the criteria for hedge accounting, then hedge accounting is discontinued prospectively. If the hedging instrument expires or is sold, terminated or exercised, the cumulative gain or loss on the hedging instrument recognized in cash flow hedging reserve till the period the hedge was effective remains in cash flow hedging reserve until the forecasted transaction occurs. The cumulative gain or loss previously recognized in the cash flow hedging reserve is transferred to the net profit in the statement of comprehensive income upon the occurrence of the related forecasted transaction. If the forecasted transaction is no longer expected to occur, then the amount accumulated in cash flow hedging reserve is reclassified to the net profit in the consolidated statement of comprehensive income.

2.3.3 Derecognition of financial instruments

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or it transfers the financial asset and the transfer qualifies for derecognition under IFRS 9. A financial liability (or a part of a financial liability) is derecognized from the Group's balance sheet when the obligation specified in the contract is discharged or cancelled or expires.

2.3.4 Fair value of financial instruments

In determining the fair value of its financial instruments, the Group uses a variety of methods and assumptions that are based on market conditions and risks existing at each reporting date. The methods used to determine fair value include discounted cash flow analysis, available quoted market prices and dealer quotes. All methods of assessing fair value result in general approximation of value, and such value may never actually be realized.

Refer to table ‘Financial instruments by category’ below for the disclosure on carrying value and fair value of financial assets and liabilities. For financial assets and liabilities maturing within one year from the balance sheet date and which are not carried at fair value, the carrying amounts approximate fair value due to the short maturity of these instruments.

2.3.5 Impairment

The Group recognizes loss allowances using the expected credit loss (ECL) model for the financial assets and unbilled revenue which are not fair valued through profit or loss. Loss allowance for trade receivables and unbilled revenue with no significant financing component is measured at an amount equal to lifetime ECL. For all other financial assets, expected credit losses are measured at an amount equal to the 12-month ECL, unless there has been a significant increase in credit risk from initial recognition in which case those are measured at lifetime ECL.

The Group determines the allowance for credit losses based on historical loss experience adjusted to reflect current and estimated future economic conditions. The Group considers current and anticipated future economic conditions relating to industries the Group deals with and the countries where it operates.

The amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recorded is recognized as an impairment loss or gain in consolidated statement of comprehensive income.

Financial instruments by category

The carrying value and fair value of financial instruments by categories as of March 31, 2022 were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	2,305	—	—	—	—	2,305	2,305
Investments (Refer to Note 2.2)
Liquid mutual funds	—	—	266	—	—	266	266
Quoted debt securities	280	—	—	—	1,634	1,914	1,957(1)
Certificates of deposit	—	—	—	—	452	452	452
Unquoted equity and preference securities	—	—	3	26	—	29	29
Unquoted Compulsorily convertible debentures	—	—	1	—	—	1	1
Unquoted investments others	—	—	19	—	—	19	19
Trade receivables	2,995	—	—	—	—	2,995	2,995
Unbilled revenues (Refer to Note 2.12) (3)	838	—	—	—	—	838	838
Prepayments and other assets (Refer to Note 2.4)	526	—	—	—	—	526	514(2)
Derivative financial instruments	—	—	16	—	3	19	19
Total	6,944	—	305	26	2,089	9,364	9,395
Liabilities:
Trade payables	545	—	—	—	—	545	545
Lease liabilities	722	—	—	—	—	722	722
Derivative financial instruments	—	—	8	—	—	8	8
Financial liability under option arrangements (Refer to Note 2.5)	—	—	86	—	—	86	86
Other liabilities including contingent consideration (Refer to Note 2.5)	1,989	—	16	—	—	2,005	2,005
Total	3,256	—	110	—	—	3,366	3,366

(1)	On account of fair value changes including interest accrued
(2)	Excludes interest accrued on quoted debt securities carried at amortized cost of $12 million
(3)	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

The carrying value and fair value of financial instruments by categories as of March 31, 2021, were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	3,380	—	—	—	—	3,380	3,380
Investments (Refer to Note 2.2)
Liquid mutual funds	—	—	205	—	—	205	205
Quoted debt securities	294	—	—	—	1,408	1,702	1,755(1)
Unquoted equity and preference securities	—	—	2	23	—	25	25
Unquoted Compulsorily convertible debentures	—	—	1	—	—	1	1
Unquoted investments others	—	—	10	—	—	10	10
Trade receivables	2,639	—	—	—	—	2,639	2,639
Unbilled revenues (Refer to Note 2.12) (3)	489	—	—	—	—	489	489
Prepayments and other assets (Refer to Note 2.4)	544	—	—	—	—	544	531(2)
Derivative financial instruments	—	—	23	—	3	26	26
Total	7,346	—	241	23	1,411	9,021	9,061
Liabilities:
Trade payables	362	—	—	—	—	362	362
Lease liabilities	728	—	—	—	—	728	728
Derivative financial instruments	—	—	8	—	—	8	8
Financial liability under option arrangements (Refer to Note 2.5)	—	—	95	—	—	95	95
Other liabilities including contingent consideration (Refer to Note 2.5)	1,351	—	22	—	—	1,373	1,373
Total	2,441	—	125	—	—	2,566	2,566

(1)	On account of fair value changes including interest accrued
(2)	Excludes interest accrued on quoted debt securities carried at amortized cost of $13 million
(3)	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

For trade receivables, trade payables, other assets and payables maturing within one year from the balance sheet date, the carrying amounts approximate fair value due to the short maturity of these instruments.

Fair value hierarchy

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 - Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

Fair value hierarchy of assets and liabilities as of March 31, 2022:

(Dollars in millions)
	As of March 31, 2022	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments in liquid mutual fund units (Refer to Note 2.2)	266	266	—	—
Investments in quoted debt securities (Refer to Note 2.2)	1,957	1,721	236	—
Investments in certificates of deposit (Refer to Note 2.2)	452	—	452	—
Investments in unquoted equity and preference securities (Refer to Note 2.2)	29	—	—	29
Investments in unquoted compulsorily convertible debentures (Refer to Note 2.2)	1	—	—	1
Investment in unquoted investments others (Refer to Note 2.2)	19	—	—	19
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	19	—	19	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	8	—	8	—
Financial liability under option arrangements (Refer to Note 2.5)	86	—	—	86
Liability towards contingent consideration (Refer to Note 2.5)*	16	—	—	16

*	Discount rate pertaining to contingent consideration ranges from 8% to 14.5%

During fiscal 2022, quoted debt securities of $127 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs and quoted debt securities of $76 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price.

Fair value hierarchy of assets and liabilities as of March 31, 2021:

(Dollars in millions)
	As of March 31, 2021	Fair value measurement at end of the reporting period using
		Level 1	Level 2	Level 3
Assets
Investments in liquid mutual fund units (Refer to Note 2.2)	205	205	—	—
Investments in quoted debt securities (Refer to Note 2.2)	1,755	1,556	199	—
Investments in unquoted equity and preference securities (Refer to Note 2.2)	25	—	—	25
Investments in unquoted compulsorily convertible debentures (Refer to Note 2.2)	1	—	—	1
Investment in unquoted investments others (Refer to Note 2.2)	10	—	—	10
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	26	—	26	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	8	—	8	—
Financial liability under option arrangements (Refer to Note 2.5)	95	—	—	95
Liability towards contingent consideration (Refer to Note 2.5)*	22	—	—	22

*	Discount rate pertaining to contingent consideration ranges from 8% to 14.5%

During fiscal 2021, quoted debt securities of $161 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs and quoted debt securities of $14 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price.

A one percentage point change in the unobservable inputs used in fair valuation of Level 3 assets and liabilities does not have a significant impact in its value.

Majority of investments of the Group are fair valued based on Level 1 or Level 2 inputs. These investments primarily include investment in liquid mutual fund units, quoted debt securities, certificates of deposit, quoted bonds issued by government and quasi government organizations. The Group invests after considering counterparty risks based on multiple criteria including Tier I Capital, Capital Adequacy Ratio, credit rating, profitability, NPA levels and deposit base of banks and financial institutions. These risks are monitored regularly as per Group’s risk management program.

Income from financial assets

(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Interest income on financial assets carried at amortized cost	135	161	181
Interest income on financial assets fair valued through other comprehensive income	86	55	46
Dividend income on investments carried at fair value through profit or loss	—	1	—
Gain / (loss) on investments carried at fair value through profit or loss	24	10	26
Gain / (loss) on investments carried at fair value through other comprehensive income	—	11	6
	245	238	259

Financial risk management

Financial risk factors

The Group's activities expose it to a variety of financial risks: market risk, credit risk and liquidity risk. The Group's primary focus is to foresee the unpredictability of financial markets and seek to minimize potential adverse effects on its financial performance. The primary market risk to the Group is foreign exchange risk. The Group uses derivative financial instruments to mitigate foreign exchange related risk exposures. The Group's exposure to credit risk is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers.

Market risk

The Group operates internationally, and a major portion of the business is transacted in several currencies and consequently the Group is exposed to foreign exchange risk through its sales and services in the United States and elsewhere, and purchases from overseas suppliers in various foreign currencies. The Group holds derivative financial instruments such as foreign exchange forward and option contracts to mitigate the risk of changes in exchange rates on foreign currency exposures. The Group is also exposed to foreign exchange risk arising on intercompany transaction in foreign currencies. The exchange rate between the Indian rupee and foreign currencies has changed substantially in recent years and may fluctuate substantially in the future. Consequently, the results of the Group’s operations are adversely affected as the rupee appreciates/ depreciates against these currencies.

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2022:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	2,404	657	199	178	279	3,717
Net financial liabilities	(1,214)	(417)	(88)	(129)	(238)	(2,086)
Total	1,190	240	111	49	41	1,631

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2021:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	2,140	466	181	167	232	3,186
Net financial liabilities	(957)	(352)	(85)	(110)	(187)	(1,691)
Total	1,183	114	96	57	45	1,495

For the years ended March 31, 2022, 2021 and 2020, every percentage point depreciation / appreciation in the exchange rate between the Indian rupee and the U.S. dollar has affected the company's incremental operating margins by approximately 0.46%, 0.47% and 0.45%, respectively.

Sensitivity analysis is computed based on the changes in the income and expenses in foreign currency upon conversion into functional currency, due to exchange rate fluctuations between the previous reporting period and the current reporting period.

Derivative financial instruments

The Group holds derivative financial instruments such as foreign exchange forward and option contracts to mitigate the risk of changes in exchange rates on foreign currency exposures. The counterparty for such contracts is generally a bank. These derivative financial instruments are valued based on quoted prices for similar assets and liabilities in active markets or inputs that are directly or indirectly observable in the marketplace.

The following table gives details in respect of outstanding foreign exchange forward and options contracts:

	As of
	March 31, 2022		March 31, 2021
	In Million	In $ Million	In Million	In $ Million
Derivatives designated as cash flow hedges

Forward contracts
In Euro	8	9	—	—

Option Contracts
In Australian dollars	185	139	92	70
In Euro	280	311	165	194
In United Kingdom Pound Sterling	32	42	35	48
Other derivatives
Forward contracts
In Brazilian Real	6	1	—	—
In Canadian dollars	34	27	33	26
In Chinese Yuan	38	6	105	16
In Czech Koruna	296	14	313	14
In Euro	297	330	171	201
In New Zealand dollars	20	14	16	11
In Norwegian Krone	80	9	25	3
In Philippine Peso	—	—	800	16
In Romanian Leu	—	—	10	2
In Singapore dollars	252	180	241	194
In Swiss Franc	15	17	27	29
In U.S. Dollars	1,166	1,166	1,139	1,139
In United Kingdom Pound Sterling	65	86	28	39
In South African rand	45	3	—	—
Option contracts
In Euro	81	90	65	76
In U.S. Dollars	677	677	404	404
		3,121		2,482

The Group recognized a net gain of $22 million, net gain of $84 million and net loss of $57 million on derivative financial instruments not designated as cash flow hedges for fiscal 2022, 2021 and 2020, respectively, which are included under other income.

The foreign exchange forward and option contracts mature within 12 months. The table below analyzes the derivative financial instruments into relevant maturity groupings based on the remaining period as of the balance sheet date:

(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Not later than one month	823	842
Later than one month and not later than three months	1,642	1,104
Later than three months and not later than one year	656	536
	3,121	2,482

During fiscal 2022, 2021 and 2020, the Group has designated certain foreign exchange forward and option contracts as cash flow hedges to mitigate the risk of foreign exchange exposure on highly probable forecast cash transactions. The related hedge transactions for balance in cash flow hedging reserve as of March 31, 2022, are expected to occur and reclassified to statement of comprehensive income within three months.

The Group determines the existence of an economic relationship between the hedging instrument and hedged item based on the currency, amount and timing of its forecasted cash flows. Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument, including whether the hedging instrument is expected to offset changes in cash flows of hedged items.

If the hedge ratio for risk management purposes is no longer optimal but the risk management objective remains unchanged and the hedge continues to qualify for hedge accounting, the hedge relationship will be rebalanced by adjusting either the volume of the hedging instrument or the volume of the hedged item so that the hedge ratio aligns with the ratio used for risk management purposes. Any hedge ineffectiveness is calculated and accounted for in profit or loss at the time of the hedge relationship rebalancing.

The following table provides the reconciliation of cash flow hedge reserve:

(Dollars in millions)
	Year ended March 31, 2022	Year ended March 31, 2021
Gain / (Loss)
Balance at the beginning of the period	2	(2)
Gain / (Loss) recognized in other comprehensive income during the period	14	(16)
Amount reclassified to profit or loss during the period	(15)	21
Tax impact on above	—	(1)
Balance at the end of the period	1	2

The Group offsets a financial asset and a financial liability when it currently has a legally enforceable right to set off the recognized amounts and the Group intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

The following table provides quantitative information about offsetting of derivative financial assets and derivative financial liabilities:

(Dollars in millions)
	As of
	March 31, 2022		March 31, 2021
	Derivative financial asset	Derivative financial liability	Derivative financial asset	Derivative financial liability
Gross amount of recognized financial asset/liability	24	(13)	28	(10)
Amount set off	(5)	5	(2)	2
Net amount presented in balance sheet	19	(8)	26	(8)

Credit risk

Credit risk refers to the risk of default on its obligation by the counterparty resulting in a financial loss. The maximum exposure to the credit risk at the reporting date is primarily from trade receivables amounting to $2,995 million and $2,639 million as of March 31, 2022, and March 31, 2021, respectively and unbilled revenue amounting to $1,650 million and $1,111 million as of March 31, 2022, and March 31, 2021, respectively. Trade receivables and unbilled revenue are typically unsecured and are derived from revenue earned from customers primarily located in the United States of America and Europe. Credit risk has always been managed by the Group through credit approvals, establishing credit limits and continuously monitoring the creditworthiness of customers to which the Group grants credit terms in the normal course of business. The Group uses the expected credit loss model to assess any required allowances; and uses a provision matrix to compute the expected credit loss allowance for trade receivables and unbilled revenues. This matrix takes into account credit reports and other related credit information to the extent available.

The Group's exposure to credit risk is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers. Exposure to customers is diversified and there is no single customer contributing more than 10% of outstanding trade receivables and unbilled revenues.

The following table gives details in respect of percentage of revenues generated from top five customers and top ten customers:

	(In %)
	Year ended March 31,
	2022	2021	2020
Revenue from top five customers	11.4	11.0	11.6
Revenue from top ten customers	19.3	18.1	19.2

Credit risk exposure

Trade receivables ageing schedule for fiscal 2022 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	2,295	734	31	10	9	4	3,083
Less: Allowance for credit loss							88
Total Trade receivables							2,995

Trade receivables ageing schedule for fiscal 2021 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	2,147	542	18	10	2	5	2,724
Less: Allowance for credit loss							85
Total Trade receivables							2,639

The allowance for lifetime expected credit loss on customer balances was $19 million, $25 million and $23 million for fiscal 2022, 2021 and 2020, respectively.

Movement in credit loss allowance

	(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Balance at the beginning	103	93	91
Translation differences	(1)	2	(7)
Impairment loss recognized / (reversed), net	19	25	23
Amounts written off	(8)	(17)	(14)
Balance at the end	113	103	93

The gross carrying amount of a financial asset is written off (either partially or in full) when there is no realistic prospect of recovery.

Credit exposure

The Group’s credit period generally ranges from 30-75 days.

(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Trade receivables	2,995	2,639
Unbilled revenues	1,650	1,111

Days Sales Outstanding (DSO) as of March 31, 2022, and March 31, 2021, was 67 days and 71 days, respectively.

Credit risk on cash and cash equivalents is limited as we generally invest in deposits with banks and financial institutions with high ratings assigned by international and domestic credit rating agencies. Ratings are monitored periodically and the Group has considered the latest credit rating information to the extent available as at the date of these consolidated financial statements.

Majority of investments of the Group are fair valued based on Level 1 or Level 2 inputs. These investments primarily include investment in liquid mutual fund units, quoted debt securities, certificates of deposit, quoted bonds issued by government and quasi government organizations. The Group invests after considering counterparty risks based on multiple criteria including Tier I Capital, Capital Adequacy Ratio, credit rating, profitability, NPA levels and deposit base of banks and financial institutions. These risks are monitored regularly as per Group’s risk management program.

Liquidity risk

Liquidity risk is defined as the risk that the Group will not be able to settle or meet its obligations on time.

The Group's principal sources of liquidity are cash and cash equivalents and investments and the cash flow that is generated from operations. The Group has no outstanding borrowings. The Group believes that the working capital is sufficient to meet its current requirements.

As of March 31, 2022, the Group had a working capital of $4,432 million including cash and cash equivalents of $2,305 million and current investments of $880 million. As of March 31, 2021, the Group had a working capital of $5,043 million including cash and cash equivalents of $3,380 million and current investments of $320 million.

As at March 31, 2022, and March 31, 2021, the outstanding employee benefit obligations were $300 million and $289 million, respectively, which have been substantially funded. Accordingly, no liquidity risk is perceived.

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2022:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	545	—	—	—	545
Financial liability under option arrangements (Refer to Note 2.5)	—	9	11	66	86
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	1,787	144	60	1	1,992
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	9	3	5	—	17

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2021:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	362	—	—	—	362
Financial liability under option arrangements (Refer to Note 2.5)	—	84	11	—	95
Other financial liabilities (excluding liabilities towards contingent consideration) (Refer to Note 2.5)	1,264	56	27	4	1,351
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	10	10	5	—	25